Reverse Capitalization and Business Combination - Total number of shares of Common Stock of Tritium DCFC Limited issued immediately following the consummation of the Merger (Details) - shares	Jan. 13, 2022	Jun. 30, 2023	Jun. 30, 2022
Reverse Capitalization and Business Combination
Common stock, shares outstanding		142,007,286	148,893,898
Merger Agreement | DCRN
Reverse Capitalization and Business Combination
Shared issued to legacy, Shares	15,380,694
Merger Agreement | Legacy Tritium
Reverse Capitalization and Business Combination
Shared issued to legacy, Shares	120,000,000